Related Parties (Tables)	12 Months Ended
Dec. 31, 2021
Related Parties
Schedule of related party transactions
	Assets (liabilities) December 31, 2021	Assets (liabilities) December 31, 2020
Assets.	8,463,312	6,220,626
Cash and cash equivalents	372,151	242,391
Financial investments	839,427	384,027
Accounts receivable	171,779	17,573
On lending of accounts receivable	7,079,955	5,576,635
Liabilities	(22,308,966)	(18,495,855)
Accounts payable	(18,858,043)	(17,474,617)
other payables	-	30,120
Loans and borrowings	(3,450,923)	(1,051,358)
Total	(13,845,654)	(12,275,229)

	Revenue (expenses) December 31, 2021	Revenue (expenses) December 31, 2020
Finance income, net	32,693	18,434
Revenue from services (1)	1,038,017	623,500
Selling, General and Administrative expenses	(22,959)	(4,323)
Total	1,047,751	637,611

(1) This line includes the amounts recognized as revenue from contractual remuneration arising from the contract signed with Santander Brazil in the first semester of 2021. See note 13.

Schedule of compensation of key management personnel
	12/31/2021	12/31/2020	12/31/2020
Fixed compensation	8,123	9,960	7,033
Variable compensation	6,379	2,204	3,032
Total short-term benefits	14,502	12,164	10,065
Variable compensation – Units	10,632	3,673	5,053
Variable compensation – Cash	4,253	1,469	2,021
Total long-term benefits	14,884	5,142	7,074
Total	29,386	17,306	17,139